Segmented Information - Schedule of Gross Revenue by Services (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Gross revenue	$ 6,479.6	$ 5,677.2
Infrastructure
Disclosure of products and services [line items]
Gross revenue	1,723.7	1,597.6
Environmental Services
Disclosure of products and services [line items]
Gross revenue	1,410.6	1,250.9
Water
Disclosure of products and services [line items]
Gross revenue	1,368.9	1,137.2
Buildings
Disclosure of products and services [line items]
Gross revenue	1,232.6	1,027.7
Energy & Resources
Disclosure of products and services [line items]
Gross revenue	$ 743.8	$ 663.8